UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Discretionary – 13.7%
Auto Components - 4.1%
Drew Industries	12,279	$1,203,588
Fox Factory Holding [1]	62,600	1,437,922
Standard Motor Products	38,700	1,848,312
Stoneridge [1]	67,900	1,249,360
Superior Industries International	48,300	1,408,428
Unique Fabricating	73,500	899,640

		8,047,250

Distributors - 0.5%
Fenix Parts [1,2]	232,500	920,700

Diversified Consumer Services - 0.6%
Capella Education	21,572	1,252,039

Household Durables - 0.7%
Cavco Industries [1]	14,604	1,446,526

Leisure Products - 1.3%
Malibu Boats Cl. A [1]	54,000	804,600
MCBC Holdings	84,417	962,354
Smith & Wesson Holding Corporation [1]	34,000	904,060

		2,671,014

Media - 0.6%
New Media Investment Group	73,600	1,140,800

Specialty Retail - 4.6%
Boot Barn Holdings [1]	37,100	422,198
Buckle (The)	33,925	815,218
Build-A-Bear Workshop [1]	86,200	893,032
Cato Corporation (The) Cl. A	27,200	894,608
Citi Trends	95,986	1,913,001
Kirkland’s [1]	99,180	1,208,012
Shoe Carnival	58,600	1,562,276
Stein Mart	217,578	1,381,620

		9,089,965

Textiles, Apparel & Luxury Goods - 1.3%
Culp	32,549	968,984
Vera Bradley [1]	109,400	1,657,410

		2,626,394

Total		27,194,688

Consumer Staples – 0.2%
Food Products - 0.2%
Waterloo Investment Holdings [1,3]	1,303,907	391,172

Total		391,172

Energy – 5.1%
Energy Equipment & Services - 3.8%
Gulf Island Fabrication	159,834	1,470,473
Natural Gas Services Group [1]	47,000	1,155,730
Newpark Resources [1]	190,400	1,401,344
Profire Energy [1]	816,729	1,020,911
Tesco Corporation [1]	182,180	1,486,589
Total Energy Services	112,300	1,152,146

		7,687,193

Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping	219,000	1,541,760
Panhandle Oil & Gas Cl. A	56,700	993,951

		2,535,711

Total		10,222,904

Financials – 10.6%
Banks - 2.3%
Blue Hills Bancorp	69,000	1,036,380
Caribbean Investment Holdings [1]	1,751,577	181,624
County Bancorp	45,600	912,456
Park Sterling	174,700	1,418,564
TriState Capital Holdings [1]	69,072	1,115,513

		4,664,537

Capital Markets - 3.8%
Canaccord Genuity Group [1]	330,400	1,186,161
FBR & Co.	54,375	719,925
GAIN Capital Holdings	181,000	1,118,580
Gluskin Sheff + Associates	94,900	1,153,021
Newtek Business Services	70,516	1,005,558
Silvercrest Asset Management Group Cl. A	109,100	1,295,017
Westwood Holdings Group	20,527	1,090,189

		7,568,451

Insurance - 1.4%
Atlas Financial Holdings [1]	67,600	1,066,052
Blue Capital Reinsurance Holdings	45,392	831,581
eHealth [1]	73,800	827,298

		2,724,931

Thrifts & Mortgage Finance - 3.1%
Beneficial Bancorp	87,140	1,281,830
Clifton Bancorp	84,900	1,298,121
HomeStreet [1]	50,300	1,260,518
Meridian Bancorp	87,700	1,365,489
Westfield Financial	124,354	951,308

		6,157,266

Total		21,115,185

Health Care – 10.6%
Biotechnology - 2.5%
BioSpecifics Technologies [1]	23,100	1,054,977
Dynavax Technologies [1,2]	47,500	498,275
Genomic Health [1]	30,000	867,600
Progenics Pharmaceuticals [1]	195,900	1,240,047
Zealand Pharma [1]	88,858	1,325,381

		4,986,280

Health Care Equipment & Supplies - 4.3%
AtriCure [1]	73,900	1,169,098
Avinger [1]	174,411	831,940
ConforMIS [1,2]	116,700	1,157,664
CryoLife [1]	83,589	1,468,659
Novadaq Technologies [1,2]	85,579	990,149
Orthofix International [1]	25,500	1,090,635
Surmodics [1]	33,378	1,004,344
Syneron Medical [1]	106,885	765,297

		8,477,786

Health Care Providers & Services - 1.4%
Landauer	33,800	1,503,424
Nobilis Health [1]	398,500	1,334,975

		2,838,399

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	422,568	1,149,385

Pharmaceuticals - 1.8%
Agile Therapeutics [1]	108,700	758,726
BioDelivery Sciences International [1,2]	385,300	1,040,310
Intersect ENT [1]	54,500	863,280
Lipocine [1,2]	196,800	877,728
Synergetics USA (Rights) [1,3]	246,900	46,911

		3,586,955

Total		21,038,805

Industrials – 21.4%
Aerospace & Defense - 1.2%
Astronics Corporation [1]	30,300	1,365,015
CPI Aerostructures [1]	144,044	988,142

		2,353,157

Commercial Services & Supplies - 1.8%
Heritage-Crystal Clean [1]	74,934	995,124
Hudson Technologies [1]	240,500	1,599,325
Viad Corporation	27,200	1,002,864

		3,597,313

Construction & Engineering - 1.2%
MYR Group [1]	35,638	1,072,704
Northwest Pipe [1]	117,800	1,391,218

		2,463,922

Electrical Equipment - 1.4%
LSI Industries	131,413	1,475,768
Power Solutions International [1,2]	39,100	400,775
Revolution Lighting Technologies [1]	152,500	962,275

		2,838,818

Industrial Conglomerates - 0.7%
Raven Industries	58,600	1,349,558

Machinery - 9.0%
Alimak Group AB	107,400	1,104,478
CIRCOR International	25,200	1,500,912
Columbus McKinnon	72,300	1,289,832
FreightCar America	66,091	950,389
Global Brass & Copper Holdings	49,600	1,432,944
Gorman-Rupp Company (The)	30,837	789,736
Graham Corporation	69,420	1,325,922
Greenbrier Companies (The)	33,900	1,196,670
Kadant	24,231	1,262,677
Key Technology [1]	18,355	198,417
Lindsay Corporation	23,300	1,723,734
Lydall [1]	31,200	1,595,256
RBC Bearings [1]	13,922	1,064,754
Sun Hydraulics	38,200	1,232,714
Tennant Company	19,600	1,270,080

		17,938,515

Marine - 0.8%
Clarkson	56,000	1,519,337

Professional Services - 4.6%
CRA International [1]	43,706	1,162,142
GP Strategies [1]	61,208	1,506,941
Heidrick & Struggles International	58,600	1,087,030
Kforce	96,100	1,969,089
Navigant Consulting [1]	73,300	1,482,126
Resources Connection	131,154	1,959,441

		9,166,769

Road & Rail - 0.7%
Marten Transport	63,885	1,341,585

Total		42,568,974

Information Technology – 21.9%
Communications Equipment - 0.5%
CalAmp Corporation [1]	35,800	499,410
Digi International [1]	35,184	401,098
KVH Industries [1]	12,900	113,649

		1,014,157

Electronic Equipment, Instruments & Components - 8.5%
CUI Global [1]	177,562	1,035,187
DTS	52,700	2,241,858
ePlus [1]	25,096	2,369,313
Fabrinet [1]	32,069	1,429,957
Mesa Laboratories	7,500	857,700
Neonode [1,2]	798,343	910,111
NetList [1]	423,500	525,140
Novanta [1]	78,300	1,358,505
Orbotech [1]	53,100	1,572,291
PC Connection	75,100	1,984,142
Rogers Corporation [1]	15,400	940,632
Vishay Precision Group [1]	105,500	1,691,165

		16,916,001

Internet Software & Services - 1.3%
Intralinks Holdings [1]	121,000	1,217,260
QuinStreet [1]	421,400	1,272,628

		2,489,888

IT Services - 1.2%
Cass Information Systems	21,300	1,206,645
Computer Task Group	246,342	1,157,807

		2,364,452

Semiconductors & Semiconductor Equipment - 6.9%
Brooks Automation	89,700	1,220,817
Nanometrics [1]	62,700	1,400,718
NeoPhotonics Corporation [1]	77,200	1,261,448
PDF Solutions [1]	88,900	1,615,313
Photronics [1]	174,000	1,793,940
Rudolph Technologies [1]	77,393	1,372,952
Sigma Designs [1]	132,300	1,030,617
Silicon Motion Technology ADR	28,400	1,470,836
Ultra Clean Holdings [1]	177,100	1,312,311
Xcerra Corporation [1]	205,700	1,246,542

		13,725,494

Software - 2.9%
Attunity [1]	91,800	609,552
Computer Modelling Group	129,400	967,578
QAD Cl. A	52,700	1,179,426
Rubicon Project [1]	139,900	1,158,372
SeaChange International [1]	293,700	878,163
Zix Corporation [1]	251,500	1,031,150

		5,824,241

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1]	45,511	1,063,592

Total		43,397,825

Materials – 3.6%
Chemicals - 2.4%
BioAmber [1,2]	185,679	787,279
FutureFuel Corporation	106,000	1,195,680
Quaker Chemical	13,888	1,471,156
Trecora Resources [1]	116,700	1,332,714

		4,786,829

Metals & Mining - 1.2%
Haynes International	24,070	893,238
McEwen Mining	149,396	548,283
Richmont Mines [1]	98,700	991,935

		2,433,456

Total		7,220,285

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
AV Homes [1]	105,700	1,758,848
FRP Holdings [1]	10,640	330,585

Total		2,089,433

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	97,100	995,275

Total		995,275

Miscellaneous[4] – 5.0%
Total		9,927,318

TOTAL COMMON STOCKS
(Cost $165,334,069)		186,161,864

REPURCHASE AGREEMENT – 6.9%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $13,625,034 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$13,901,181)
(Cost $13,625,000)		13,625,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)
(Cost $3,535,314)		3,535,314

TOTAL INVESTMENTS – 102.4%
(Cost $182,494,383)	203,322,178

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%	(4,747,478)

NET ASSETS – 100.0%	$198,574,700

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.4%

Consumer Discretionary – 29.5%
Auto Components - 3.4%
Gentex Corporation	745,028	$13,082,692
STRATTEC SECURITY	85,378	3,013,843

		16,096,535

Household Durables - 0.8%
Flexsteel Industries	77,400	4,003,128

Media - 1.9%
Saga Communications Cl. A	199,667	9,052,902

Multiline Retail - 2.0%
Dillard’s Cl. A	155,699	9,810,594

Specialty Retail - 17.7%
American Eagle Outfitters	809,565	14,458,831
Buckle (The)	466,254	11,204,084
Cato Corporation (The) Cl. A	397,734	13,081,471
DSW Cl. A	507,522	10,394,051
Genesco [1]	182,485	9,938,133
Kirkland’s [1]	409,621	4,989,184
Shoe Carnival	548,950	14,635,007
Stein Mart	967,961	6,146,552

		84,847,313

Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor [1]	154,758	9,215,839
Movado Group	203,013	4,360,719
Steven Madden [1]	124,791	4,312,777

		17,889,335

Total		141,699,807

Consumer Staples – 2.5%
Food & Staples Retailing - 2.1%
Village Super Market Cl. A	318,226	10,186,414

Personal Products - 0.4%
Nu Skin Enterprises Cl. A	27,327	1,770,243

Total		11,956,657

Energy – 3.8%
Energy Equipment & Services - 3.8%
Helmerich & Payne	46,400	3,122,720
Matrix Service [1]	682,201	12,798,091
Unit Corporation [1]	128,031	2,381,376

Total		18,302,187

Financials – 20.0%
Banks - 6.9%
Ames National	187,192	5,177,731
Camden National	229,247	10,944,252
City Holding Company	157,994	7,945,518
CNB Financial	154,389	3,266,871
Codorus Valley Bancorp	23,785	520,416
National Bankshares	78,880	2,901,206
Northrim BanCorp	98,600	2,538,950

		33,294,944

Capital Markets - 4.4%
Federated Investors Cl. B	212,797	6,305,175
Moelis & Company Cl. A	548,640	14,752,930

		21,058,105

Insurance - 2.3%
Reinsurance Group of America	100,300	10,826,382

Thrifts & Mortgage Finance - 6.4%
Genworth MI Canada	600,950	15,464,059
Southern Missouri Bancorp	7,291	181,546
TrustCo Bank Corp. NY	2,107,312	14,940,842

		30,586,447

Total		95,765,878

Health Care – 2.6%
Health Care Providers & Services - 2.6%
Aceto Corporation	444,467	8,440,428
Ensign Group (The)	209,399	4,215,202

Total		12,655,630

Industrials – 22.3%
Airlines - 3.1%
Spirit Airlines [1]	349,853	14,879,248

Building Products - 3.8%
American Woodmark [1]	132,452	10,671,658
Apogee Enterprises	169,471	7,573,659

		18,245,317

Commercial Services & Supplies - 0.5%
UniFirst Corporation	17,888	2,358,712

Construction & Engineering - 1.4%
Comfort Systems USA	119,464	3,501,490
MYR Group [1]	109,422	3,293,602

		6,795,092

Machinery - 5.2%
Alamo Group	80,342	5,293,734
Federal Signal	462,745	6,135,999
Miller Industries [5]	587,213	13,382,584

		24,812,317

Professional Services - 5.3%
Korn/Ferry International	667,768	14,023,128
TrueBlue [1]	502,229	11,380,509

		25,403,637

Road & Rail - 3.0%
Old Dominion Freight Line [1]	29,604	2,031,131
Saia [1]	283,490	8,493,360
Werner Enterprises	159,556	3,712,868

		14,237,359

Total		106,731,682

Information Technology – 16.9%
Communications Equipment - 1.6%
Brocade Communications Systems	590,863	5,453,666
TESSCO Technologies	188,222	2,335,835

		7,789,501

Electronic Equipment, Instruments & Components - 13.4%
Benchmark Electronics [1]	411,290	10,261,685
Fitbit Cl. A [1,2]	412,700	6,124,468
Methode Electronics	268,025	9,372,834
PC Connection	627,342	16,574,376
ScanSource [1]	175,412	6,402,538
Vishay Intertechnology	1,094,999	15,428,536

		64,164,437

Semiconductors & Semiconductor Equipment - 0.6%
MKS Instruments	60,991	3,033,082

Technology Hardware, Storage & Peripherals - 1.3%
Super Micro Computer [1]	261,973	6,122,309

Total		81,109,329

Miscellaneous[4] – 1.8%
Total		8,581,518

TOTAL COMMON STOCKS
(Cost $452,783,690)		476,802,688

REPURCHASE AGREEMENT – 18.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $89,162,223 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$90,947,600)
(Cost $89,162,000)		89,162,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)
(Cost $6,230,738)		6,230,738

TOTAL INVESTMENTS – 119.3%
(Cost $548,176,428)		572,195,426

LIABILITIES LESS CASH
AND OTHER ASSETS – (19.3)%		(92,606,777)

NET ASSETS – 100.0%		$479,588,649

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2016. Total market value of loaned securities as of September 30, 2016, was as follows:
Market Value
Micro-Cap Portfolio	$3,479,701
Small-Cap Portfolio	6,063,223
[3]	Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[4]	Includes securities first acquired in 2016 and less than 1% of net assets.
[5]	At September 30, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At September 30, 2016, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$182,611,320	$20,710,858	$43,782,494	$23,071,636
Small-Cap Portfolio	550,237,330	21,958,096	53,422,566	31,464,470

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$181,774,585	$3,949,196	$438,083	$186,161,864
Cash Equivalents	3,535,314	13,625,000	–	17,160,314
Small-Cap Portfolio
Common Stocks	476,802,688	–	–	476,802,688
Cash Equivalents	6,230,738	89,162,000	–	95,392,738

Level 3 Reconciliation:
		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 9/30/16

Micro-Cap Portfolio
Common Stocks	$412,005	$26,078	$438,083

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/16	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value
Common Stocks	$438,083	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2016 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loaned securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2016:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	Gain (Loss)	Income	9/30/16	9/30/16

Small-Cap Portfolio
Miller Industries	641,245	$13,966,316	$-	$1,097,633	$75,979	$314,397	587,213	$13,382,584
		13,966,316			75,979	314,397		13,382,584

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Prospectus and Report Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 21, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: November 21, 2016